Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee generally meets following the end of the fiscal year to evaluate and review the performance of the Company and executive compensation. The Compensation Committee then approves the issuance of annual stock-based awards. The issuance of annual stock-based awards is effective as of the date approved by the Compensation Committee. The Compensation Committee selected this time period for review of executive compensation because it coincides with executive performance reviews and allows the Compensation Committee to receive and consider fiscal year financial information available at that time. The Company has no outstanding stock options and does not generally grant stock options as a part of its annual incentive awards. If stock options or similar awards are granted, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates. During the period covered by this report, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The issuance of annual stock-based awards is effective as of the date approved by the Compensation Committee. The Compensation Committee selected this time period for review of executive compensation because it coincides with executive performance reviews and allows the Compensation Committee to receive and consider fiscal year financial information available at that time.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	If stock options or similar awards are granted, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement
MNPI Disclosure Timed for Compensation Value	false